FEDERATED INSURANCE SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 31, 2013

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Office of Insurance Products

100 F Street, N.E.

Washington, DC 20549-4720

RE: FEDERATED INSURANCE SERIES (the “Trust”)

Federated Capital Appreciation Fund II (the “Fund”)

Primary Shares

Service Shares

1933 Act File No. 33-69268

1940 Act File No. 811-8042

Dear Sir or Madam:

Post-Effective Amendment No. 62 under the Securities Act of 1933 and Amendment No. 63 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective April 1, 2013 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to make changes to the investment strategy.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

Additionally, the Trust anticipates the Board of Trustees of the Fund (Board) will appoint Federated Investment Management Company as a Sub-Adviser of the Fund on February 14, 2013. If the Board approves this Sub-Adviser, the following disclosure will be added to applicable sections of the Prospectuses as follows:

1. Item 5:

FUND MANAGEMENT

The Fund's Investment Adviser is Federated Global Investment Management Corp. The Fund’s Sub-Adviser is Federated Investment Management Company.

Philip J. Orlando, Senior Portfolio Manager, has been the Fund's portfolio manager since February 2013.

James P. Gordon, Jr., Portfolio Manager, has been the Fund's portfolio manager since February 2013.

2. Item 10:

Who Manages the Fund?

The Board governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp.. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

The address of the Adviser is 450 Lexington Avenue, Suite 3700, New York, NY 10017-3943. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser has delegated daily management of some or all of the Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund, based on the portion of securities the Sub-Adviser manages. The Sub-Adviser’s address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779 .

The Adviser and other subsidiaries of Federated advise approximately 137 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $379.8 billion in assets as of December 31, 2012. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 4,700 investment professionals and institutions.

The Adviser advises approximately 20 equity mutual funds (including sub-advised funds) as well as a variety of separately managed accounts, institutional separate accounts and private investment companies and other pooled investment vehicles (including non-U.S./offshore funds), which totaled approximately $8.2 billion in assets as of December 31, 2012.

The Adviser advises approximately 106 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $272.1 billion in assets as of December 31, 2012.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges the staff’s view that: the Fund is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-7574.

Very truly yours,

/s/ M. Allison Miller

M. Allison Miller

Senior Paralegal

Enclosures